Sales of Real Estate and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Real Estate and Discontinued Operations [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The following presents the operating results for the properties sold and held for sale during the years ended December 31, 2011, 2010 and 2009 along with properties sold through June 30, 2012:

	Year Ending December 31,
	2011	2010	2009
Total gross revenues	$18,320	$42,541	$66,797
Pre-tax net loss, including gains on sales	$(66,561)	$(30,547)	$(79,655)